Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis

Items Measured at Fair Value on a Recurring Basis: The following table sets forth the assets measured at fair value on a recurring basis, by input level, in the consolidated balance sheets at December 31, 2017:

	December 31, 2017
	Level 1	Level 2	Total
Assets:
Marketable securities	$7,906	$9,725	$17,631
Restricted cash and investments	9,055	4,098	13,153

Schedule of estimated fair value of financial instruments

The estimated fair values of the Company’s financial instruments are as follows (amounts in thousands):

	December 31, 2017		December 31, 2016
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$134,596	$134,596	$61,029	$61,029
Restricted cash	13,153	13,153	2,414	2,414
Marketable securities	17,631	17,631	—	—
Financial liabilities:
7% Senior Notes	$367,854	$400,800	$366,859	$397,500
6% Senior Notes	880,889	914,375	—	—
New Term Loan	938,002	956,750	—	—
Other long-term debt	2,531	2,531	—	—
Term Loan	—	—	406,047	423,858
Revolving Credit Facility	—	—	26,977	29,000
Capital leases	917	917	543	543
Acquisition-related contingent considerations	486	486	496	496

Schedule of change in acquisition-related contingent consideration liability

The following table represents the change in acquisition-related contingent consideration liabilities for the period December 31, 2014 to December 31, 2017.

Balance as of January 1, 2015	$524
Amortization of present value discount (1)	52
Fair value adjustment for change in consideration expected to be paid (2)	38
Settlements	(85)
Balance as of December 31, 2015	529
Amortization of present value discount (1)	70
Fair value adjustment for change in consideration expected to be paid (2)	(13)
Settlements	(90)
Balance as of December 31, 2016	496
Amortization of present value discount (1)	69
Fair value adjustment for change in consideration expected to be paid (2)	11
Settlements	(90)
Balance as of December 31, 2017	$486

(1)	Changes in present value are included as a component of interest expense in the consolidated statements of income.
(2)	Fair value adjustments for changes in earn-out estimates are recorded as a component of general and administrative expense in the consolidated statements of income.